Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Trading Symbol	ALT
Entity Registrant Name	ISHARES DIVERSIFIED ALTERNATIVES TRUST
Entity Central Index Key	0001443075
Entity Filer Category	Accelerated Filer